                             ----------------------
                                 MAIRS AND POWER
                                GROWTH FUND, INC.
                             ----------------------


1ST QUARTER REPORT
March 31, 2001

To Our Shareholders:                                                May 21, 2001


         Mairs and Power Growth Fund experienced a negative return of 6.2% for the three month period ending March 31, 2001. However, this compares favorably with a decline of 11.9% for the Standard & Poor's 500 Stock Index and 8.0% for the Dow Jones Industrial Average. The average domestic diversified stock fund had a loss of 13.1% for the quarter according to Lipper, Inc. Each quarter, the WALL STREET JOURNAL compiles a list of the fifty best performing mutual funds for the past 10 year period. The fund was one of 24 diversified funds to appear on this list. The April issue of CONSUMER REPORTS contained its annual Mutual Funds Ratings. Only twelve mid-cap funds were recommended and our fund was one of these. Mid-cap funds are funds containing stocks with an average capitalization size under $15 billion which places our fund in that category. SMART MONEY magazine in the April issue featured three mutual funds that appeared to be well positioned to excel in the next market rebound based on past experience. The Fund was one of the three featured funds.

         The U.S. economy continued on a modest growth path in the first quarter with Gross Domestic Product rising at a 2.0% annual rate, somewhat faster than most forecasters had predicted. Consumer spending, which accounts for two-thirds of GDP, grew at an annual rate of 3%, down from 6% a year ago, but still healthy. If consumer spending continues at that rate it would be enough to prevent a recession. Housing remains remarkably healthy, representing the principal asset of two-thirds of households. The economy has never entered a recession without a decline in housing leading the way. However, labor markets continue to weaken. The unemployment rate has risen to 4.5% and in April widespread layoffs led to the sharpest one month job decline since early 1991 when the last recession was well underway. Nevertheless, the labor market is still one of the strongest in 30 years. Weakness in the economy is centered in the manufacturing sector where companies have been reducing inventories and cutting back on capital expenditures. The Federal Reserve has responded since early January by lowering short-term interest rates from 6.5% to 4.0%, its most aggressive use of monetary policy in over twenty years. The Fed has further indicated its intent to take further action, if necessary, in order to ward off a recession. It often takes six to nine months for interest rate changes to work their way through the economy but a revival should be evident by the fourth quarter of the year. Corporate earnings experienced a decline in the first quarter but much of the weakness was centered in technology and telecommunication. Most other sectors performed well. After a sharp decline in the first quarter, the stock market has strengthened as investors began anticipating a better economy later in the year. We maintain a positive view of the market, noting that investors have a record level of cash reserves totaling over $2.0 trillion, which in time should support a further market recovery.

                                                                 George A. Mairs
                                                                 President

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2001
--------------------------------------------------------------------------------

 NUMBER OF                                                           MARKET
  SHARES                  COMMON STOCKS                               VALUE
----------     ----------------------------------------------    ---------------
               BASIC INDUSTRIES  13.3%
   728,100     BMC Industries, Inc.                                  $ 4,062,798
   374,000     Bemis Company, Inc.                                    12,375,660
   520,000     Ecolab, Inc.                                           22,058,400
   287,000     H. B. Fuller                                           12,089,875
   512,500     The Valspar Corporation                                14,703,625
   170,000     Weyerhaeuser Company                                    8,634,300
                                                                 ---------------
                                                                      73,924,658
                                                                 ---------------
               CAPITAL GOODS  9.5%
   603,600     Donaldson Company, Inc.                                16,110,084
   914,775     Graco Inc.                                             25,613,700
 1,248,100     MTS Systems Corporation                                11,349,909
                                                                 ---------------
                                                                      53,073,693
                                                                 ---------------
               CONSUMER CYCLICAL  11.0%
   500,000     Deluxe Corp.                                           11,835,000
   866,000     Target Corporation                                     31,245,280
   395,800     The Toro Company                                       18,206,800
                                                                 ---------------
                                                                      61,287,080
                                                                 ---------------
               CONSUMER STAPLE  9.8%
   524,000     General Mills, Inc.                                    22,537,240
   990,000     Hormel Foods Corporation                               19,285,200
   978,000     SUPERVALU Inc.                                         13,036,740
                                                                 ---------------
                                                                      54,859,180
                                                                 ---------------
               FINANCIAL  17.1%
   436,000     St. Paul Companies, Inc.                               19,205,800
   660,000     TCF Financial Corporation                              24,941,400
   920,350     US Bancorp                                             21,352,120
   600,000     Wells Fargo & Company                                  29,682,000
                                                                 ---------------
                                                                      95,181,320
                                                                 ---------------
               HEALTH CARE  19.2%
   282,000     Baxter International, Inc.                             26,547,480
    56,400     Edwards Lifesciences Corp. *                            1,105,440
   215,000     Johnson & Johnson                                      18,806,050
   482,000     Medtronic, Incorporated                                22,046,680
   498,000     Pfizer Inc.                                            20,393,100
   335,000     St. Jude Medical, Inc. *                               18,039,750
                                                                 ---------------
                                                                     106,938,500
                                                                 ---------------
               TECHNOLOGY  12.7%
 1,336,000     ADC Telecommunications Inc. *                          11,356,000
   570,000     Ceridian *                                             10,545,000
    90,000     Corning, Inc.                                           1,862,100
   443,130     eFunds Corp.                                            8,530,253
   348,050     Emerson Electric Co.                                   21,579,100
   418,750     Honeywell International Inc.                           17,085,000
                                                                 ---------------
                                                                      70,957,453
                                                                 ---------------
               DIVERSIFIED  4.0%
   213,000     Minnesota Mining & Manufacturing Company               22,130,700
                                                                 ---------------

               TOTAL COMMON STOCKS  96.6%                            538,352,584
               SHORT TERM INVESTMENTS  3.4%
13,462,092     Firstar Institutional Money Market Fund                13,462,092
 5,196,942     Merrill Lynch Institutional Money Market Fund           5,196,942
                                                                 ---------------
                                                                      18,659,034
                                                                 ---------------

               TOTAL INVESTMENTS  99.9%                              557,011,618

               OTHER ASSETS IN EXCESS OF LIABILITIES  0.0%                52,935
                                                                 ---------------

               NET ASSETS  100%                                     $557,064,553
                                                                 ===============

*Non-income producing

STATEMENT OF NET ASSETS                                                                          AT MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at market value (cost $357,138,433)..................................................   $  538,352,584
Cash.............................................................................................       18,659,034
Dividends and interest receivable................................................................          649,228
Receivables for securities sold, not yet delivered...............................................                0
Prepaid expense..................................................................................           (5,398)
                                                                                                    --------------
                                                                                                       557,655,448

LIABILITIES
Accrued management fee.................................................   $      272,693
Accrued custodian and transfer agent fee...............................           69,451
Payable for securities purchased, not yet received.....................          248,751                   590,895
                                                                          --------------            --------------

NET ASSETS
Equivalent to $100.25 per share on 5,557,003 shares outstanding..................................   $  557,064,553
                                                                                                    ==============

STATEMENT OF CHANGES IN NET ASSETS                                       FOR THE THREE MONTHS ENDED MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------
NET ASSETS, December 31, 2000....................................................................   $  581,668,419
Net investment income, per statement below.......................................................        1,492,410
Fund shares issued and repurchased:
   Received for 264,117 shares issued..................................       27,090,546
   Paid for 152,632 shares repurchased.................................      (15,553,771)               11,536,775
                                                                          --------------
Increase in unrealized net appreciation (depreciation) of investments............................      (37,633,112)
Net gain (or loss) realized from sales of securities.............................................               61
                                                                                                    --------------
NET ASSETS, March 31, 2001.......................................................................   $  557,064,553
                                                                                                    ==============

STATEMENT OF NET INVESTMENT INCOME                                       FOR THE THREE MONTHS ENDED MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends........................................................................................   $    2,386,432
Interest.........................................................................................          189,812
                                                                                                    --------------
                                                                                                         2,576,244

EXPENSES
Management fee (Note A)................................................   $      852,565
Fees and expenses of custodian, transfer agent and
    dividend disbursing agent (Note A).................................          118,115
Legal and auditing fees and expenses...................................            7,090
Insurance..............................................................            3,141
Other Fees and Expenses................................................          102,923                 1,083,834
                                                                          --------------            --------------
NET INVESTMENT INCOME                                                                               $    1,492,410
                                                                                                    ==============

NOTE A: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisory fee is computed each month at an annual rate of 0.60% of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was paid to Firstar Mutual Fund Services, LLC which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) The directors of the Fund not affiliated with Mairs and Power, Inc. received no compensation for meetings attended during this three month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the three months ended March 31, 2001 aggregated $15,236,430 and $-0-respectively.

                             ----------------------
                                 MAIRS AND POWER
                                GROWTH FUND, INC.
                             ----------------------

                                 A NO-LOAD FUND
           W-1420 First National Bank Building, 332 Minnesota Street,
                         St. Paul, Minnesota 55101-1363
  Investment Adviser:  651-222-8478      Shareholder Information: 800-304-7404
                              www.mairsandpower.com

SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------
This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                                           PER SHARE
                                                       -----------------------------------------------
                                                                         DISTRIBUTIONS      DIVIDENDS
                                                                          OF REALIZED        FROM NET
                       SHARES            TOTAL NET        NET ASSET       SECURITIES        INVESTMENT
    DATES            OUTSTANDING           ASSETS           VALUE            GAINS            INCOME
-------------       -------------     -------------    -------------    -------------    -------------
Dec. 31, 1981           861,678        $ 13,148,158        $15.26           $0.74            $ 0.60
Dec. 31, 1982           850,942          16,784,217         19.72            0.58              0.50
Dec. 31, 1983           881,592          18,972,177         21.52            0.70              0.48
Dec. 31, 1984           872,069          17,304,204         19.84            0.76              0.46
Dec. 31, 1985           856,738          21,553,457         25.16            0.86              0.46
Dec. 31, 1986           893,850          22,235,453         24.88            2.74              0.40
Dec. 31, 1987           914,139          19,816,097         21.68            2.29              0.48
Dec. 31, 1988           929,039          20,630,251         22.21            1.21              0.41
Dec. 31, 1989           866,584          22,630,081         26.11            1.83              0.43
Dec. 31, 1990           867,432          22,501,587         25.94            0.70              0.42
Dec. 31, 1991           904,023          31,440,529         34.78            1.58              0.39
Dec. 31, 1992           956,814          34,363,306         35.91            1.16              0.40
Dec. 31, 1993         1,006,285          39,081,010         38.84            1.22              0.43
Dec. 31, 1994         1,064,019          41,889,850         39.37            0.98              0.65
Dec. 31, 1995         1,245,325          70,536,880         56.64            1.51              0.56
Dec. 31, 1996         2,161,246         150,161,759         69.48            1.39              0.71
Dec. 31, 1997         4,760,515         412,590,619         86.67            1.91              0.78
Dec. 31, 1998         6,262,832         580,460,523         92.68            1.36              0.72
Dec. 31, 1999         5,885,897         546,836,085         92.91            5.48              0.93
Dec. 31, 2000         5,445,519         581,668,419        106.82            9.64              1.09
Mar. 31, 2001         5,557,003         557,064,553        100.25               -                 -

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                          ----------------------------
THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIOD ENDED MARCH 31, 2001)
ARE AS FOLLOWS:

1 YEAR:  +17.9%       5 YEARS:  +16.8%       10 YEARS:  +17.4%

           PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL
       VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES,
       WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
--------------------------------------------------------------------------------

                             OFFICERS AND DIRECTORS
----------------------------------------------------------------------------------------------------------
 George A. Mairs, III           William B. Frels                 Peter G. Robb           Lisa J. Hartzell
President and Director       Secretary and Director       Vice-President and Director        Treasurer

 Norbert J. Conzemius            Charlton Dietz             Donald E. Garretson          J. Thomas Simonet
       Director                     Director                     Director                     Director